DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 2 DISCONTINUED OPERATIONS

        On June 30, 2010, the Official Gazette of Venezuela published the Decree of Venezuelan President Hugo Chavez, which authorized the "forceful acquisition" of eleven rigs owned by our Venezuelan subsidiary. The Decree also authorized the seizure of "all the personal and real property and other improvements" used by our Venezuelan subsidiary in its drilling operations. The seizing of our assets became effective June 30, 2010, and met the criteria established for recognition as discontinued operations under accounting standards for presentation of financial statements. Therefore, operations from the Venezuelan subsidiary, an operating segment previously within the International Land segment, have been classified as discontinued operations in our Consolidated Financial Statements.

        Summarized operating results from discontinued operations are as follows:

	Years Ended September 30,
	2012	2011	2010
	(in thousands)
Revenue	$—	$—	$13,534
Income (loss) before income taxes	7,355	(487)	(125,944)
Income tax provision (benefit)	(81)	(5)	3,825

Income (loss) from discontinued operations	$7,436	$(482)	$(129,769)

        Income from discontinued operations in fiscal 2012 is attributable to proceeds from arbitration, as more fully described in Note 14, net of expenses incurred for in-country obligations.

        Significant categories of assets and liabilities from discontinued operations are as follows:

	September 30,
	2012	2011
	(in thousands)
Other current assets	$7,619	$7,529

Total assets	$7,619	$7,529

Total current liabilities	$5,129	$4,979
Total noncurrent liabilities	2,490	2,550

Total liabilities	$7,619	$7,529

        Other current assets consist of restricted cash to meet remaining in-country current obligations. Liabilities consist of municipal and income taxes payable and social obligations due within the country of Venezuela.